Concentration of Credit Risk (Tables)	6 Months Ended
Jun. 30, 2025
Concentration of Credit Risk [Abstract]
Schedule of Customers Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Percentage of the Group’s accounts receivables
Customer A	20%	*
Customer B	*	20%

*	Represented the percentage below 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Percentage of the Group’s total revenue
Customer A	15%	*
Customer B	*	23%
Customer C	*	11%

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended June 30,
	2024	2025
	(Unaudited)
Percentage of the Group’s total purchase
Supplier A	18%	34%
Supplier B	16%	18%
Supplier C	*	11%
Supplier D	*	10%
Supplier E	*	10%
Supplier F	15%	-

*	Represented the percentage below 10%

	As of December 31,	As of June 30,
	2024	2025
		(Unaudited)
Percentage of the Group’s accounts payable
Supplier A	27%	39%
Supplier B	11%	15%
Supplier D	*	10%
Supplier E	21%	10%
Supplier C	13%	*

*	Represented the percentage below 10%